BUSINESS COMBINATIONS (Tables) - Nokia Devices And Services Business	12 Months Ended
Jun. 30, 2015
Major Classes of Assets and Liabilities to Which We Have Allocated the Purchase Price

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

(In millions)

Cash	$1,506
Accounts receivable (a)	754
Inventories	544
Other current assets	936
Property and equipment	981
Intangible assets	4,509
Goodwill (b)	5,456
Other	221
Current liabilities	(4,575)
Long-term liabilities	(890)

Total purchase price	$9,442

(a)	Gross accounts receivable was $901 million, of which $147 million was expected to be uncollectible.

(b)

Goodwill was assigned to More Personal Computing under our current segment structure. The goodwill was primarily attributed to increased synergies that were expected to be achieved from the integration of NDS.

Supplemental Consolidated Results on Unaudited Pro Forma Basis, as If the Acquisition Had Been Consummated on Beginning of Period

Following are the supplemental consolidated results of Microsoft Corporation on an unaudited pro forma basis, as if the Acquisition had been consummated on July 1, 2012:

(In millions, except per share amounts)

Year Ended June 30,	2014	2013

Revenue	$96,248	$93,243
Net income	$20,234	$20,153
Diluted earnings per share	$2.41	$2.38